Vanguard® High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.0%)
Newmont Corp.	4,276,198	265,552
Air Products and Chemicals Inc.	853,753	245,778
Fastenal Co.	4,411,752	203,514
Nucor Corp.	882,854	126,310
International Paper Co.	2,014,590	94,162
International Flavors & Fragrances Inc.	984,702	69,943
CF Industries Holdings Inc.	636,409	59,078
Reliance Inc.	202,896	58,866
LyondellBasell Industries NV Class A	984,491	57,032
Avery Dennison Corp.	298,852	50,138
Mosaic Co.	1,212,583	43,665
Eastman Chemical Co.	440,630	31,994
Albemarle Corp.	451,887	30,661
Southern Copper Corp.	314,222	29,587
FMC Corp.	477,019	18,623
Timken Co.	240,554	18,304
Sensient Technologies Corp.	160,731	18,048
NewMarket Corp.	22,713	15,604
Cabot Corp.	206,481	14,904
Avient Corp.	350,454	11,064
Scotts Miracle-Gro Co.	167,420	10,491
Westlake Corp.	128,587	10,197
Ashland Inc.	180,974	9,331
Olin Corp.	439,864	8,331
Innospec Inc.	94,875	7,580
Chemours Co.	574,706	6,885
Huntsman Corp.	634,029	6,150
Sylvamo Corp.	130,294	6,003
Kaiser Aluminum Corp.	61,415	4,748
Stepan Co.	81,438	4,135
Worthington Steel Inc.	124,972	3,814
Tronox Holdings plc	457,020	1,458
		1,541,950
Consumer Discretionary (10.1%)
Walmart Inc.	16,720,664	1,638,291
Home Depot Inc.	3,826,543	1,406,293
McDonald's Corp.	2,747,341	824,395
Lowe's Cos. Inc.	2,154,150	481,603
Starbucks Corp.	4,371,321	389,747
NIKE Inc. Class B	4,444,337	331,947
Target Corp.	1,745,882	175,461
Ford Motor Co.	15,004,877	166,104
eBay Inc.	1,770,266	162,422
Yum! Brands Inc.	1,071,352	154,435
Garmin Ltd.	626,371	137,025
Tractor Supply Co.	2,043,320	116,367
Lennar Corp. Class A	886,163	99,410
Darden Restaurants Inc.	449,095	90,569
Dollar General Corp.	844,324	88,570
Tapestry Inc.	794,749	85,857
Williams-Sonoma Inc.	455,219	85,149
Estee Lauder Cos. Inc. Class A	898,202	83,838
Genuine Parts Co.	533,206	68,720
Las Vegas Sands Corp.	1,230,585	64,483
Southwest Airlines Co.	1,964,725	60,769
Omnicom Group Inc.	743,213	53,548
Best Buy Co. Inc.	742,308	48,294
Fox Corp. Class A	826,018	46,059
Ralph Lauren Corp.	150,384	44,927
Dick's Sporting Goods Inc.	207,773	43,946
Hasbro Inc.	507,500	38,144
Interpublic Group of Cos. Inc.	1,417,443	34,869

		Shares	Market Value ($000)
	Autoliv Inc.	298,474	33,295
	BorgWarner Inc.	836,430	30,781
	LKQ Corp.	996,703	29,373
	H&R Block Inc.	509,507	27,687
	Fox Corp. Class B	512,311	26,199
	Wyndham Hotels & Resorts Inc.	291,845	25,099
	Bath & Body Works Inc.	817,297	23,669
	Gentex Corp.	870,556	23,000
	Vail Resorts Inc.	137,739	20,697
	Nexstar Media Group Inc. Class A	108,414	20,285
	Lear Corp.	204,988	19,328
	Meritage Homes Corp.	270,994	18,249
	Thor Industries Inc.	195,515	17,790
	Gap Inc.	882,696	17,177
[1]	Whirlpool Corp.	206,246	17,127
	VF Corp.	1,348,974	15,810
	Sirius XM Holdings Inc.	729,359	15,404
	Travel + Leisure Co.	242,169	14,348
	Macy's Inc.	1,066,483	13,470
	Signet Jewelers Ltd.	158,430	12,532
	Advance Auto Parts Inc.	227,756	12,087
	Penske Automotive Group Inc.	71,085	11,900
	Kontoor Brands Inc.	210,083	11,693
	Red Rock Resorts Inc. Class A	185,886	11,404
	Cheesecake Factory Inc.	175,274	11,202
	Polaris Inc.	202,995	10,740
	Harley-Davidson Inc.	426,846	10,385
	TEGNA Inc.	613,385	10,243
	Marriott Vacations Worldwide Corp.	121,632	9,058
	HNI Corp.	175,226	9,014
	Newell Brands Inc.	1,595,392	8,950
	LCI Industries	93,819	8,913
	Interparfums Inc.	70,115	8,456
	Dana Inc.	502,694	8,003
	Phinia Inc.	150,490	7,630
	Worthington Enterprises Inc.	119,707	7,418
	Strategic Education Inc.	91,793	6,806
	American Eagle Outfitters Inc.	616,169	6,655
	Steven Madden Ltd.	266,716	6,402
	Wendy's Co.	628,216	6,188
[1]	Brightstar Lottery plc	414,386	6,149
	John Wiley & Sons Inc. Class A	156,191	6,029
	Buckle Inc.	120,296	5,939
	La-Z-Boy Inc.	158,721	5,709
	Papa John's International Inc.	124,613	5,285
	Dillard's Inc. Class A	11,239	5,248
[1]	Cracker Barrel Old Country Store Inc.	84,276	5,225
	MillerKnoll Inc.	258,997	4,916
	Leggett & Platt Inc.	510,055	4,871
	PROG Holdings Inc.	151,777	4,832
[1]	Kohl's Corp.	416,198	4,512
	Upbound Group Inc.	201,725	4,163
	Carter's Inc.	137,186	3,325
	Steelcase Inc. Class A	316,031	3,265
	Winnebago Industries Inc.	104,504	3,106
	Lennar Corp. Class B	27,863	2,986
	Bloomin' Brands Inc.	317,341	2,891
	Oxford Industries Inc.	53,925	2,059
			7,706,219
Consumer Staples (9.6%)
	Procter & Gamble Co.	9,027,046	1,358,300
	Coca-Cola Co.	14,945,703	1,014,664
	Philip Morris International Inc.	5,987,660	982,276
	PepsiCo Inc.	5,266,539	726,361
	Altria Group Inc.	6,483,230	401,571
	Mondelez International Inc. Class A	4,979,382	322,116
	CVS Health Corp.	4,811,357	298,785
	Colgate-Palmolive Co.	3,090,017	259,098
	Kroger Co.	2,330,935	163,399

	Shares	Market Value ($000)
Keurig Dr Pepper Inc.	4,977,965	162,531
Kimberly-Clark Corp.	1,277,297	159,177
Kenvue Inc.	7,302,098	156,557
Sysco Corp.	1,865,157	148,467
Hershey Co.	559,950	104,224
General Mills Inc.	2,105,288	103,117
Archer-Daniels-Midland Co.	1,837,188	99,539
Kraft Heinz Co.	3,279,930	90,067
Kellanova	1,067,547	85,222
Constellation Brands Inc. Class A	501,900	83,837
McCormick & Co. Inc. (Non-Voting)	973,016	68,724
Tyson Foods Inc. Class A	1,074,910	56,218
Clorox Co.	370,526	46,523
J M Smucker Co.	398,868	42,814
Bunge Global SA	510,471	40,715
Conagra Brands Inc.	1,830,091	33,417
Ingredion Inc.	245,834	32,337
Molson Coors Beverage Co. Class B	644,154	31,383
Hormel Foods Corp.	1,110,785	31,202
Albertsons Cos. Inc. Class A	1,590,360	30,567
Lamb Weston Holdings Inc.	523,148	29,856
Campbell's Co.	744,058	23,750
Cal-Maine Foods Inc.	174,629	19,408
Brown-Forman Corp. Class B	567,174	16,363
Marzetti Co.	76,492	13,597
Flowers Foods Inc.	717,477	11,372
Nomad Foods Ltd.	510,223	8,592
J & J Snack Foods Corp.	59,019	6,663
Energizer Holdings Inc.	252,170	5,679
WK Kellogg Co.	234,743	5,411
Spectrum Brands Holdings Inc.	96,139	5,144
Universal Corp.	91,468	4,982
Fresh Del Monte Produce Inc.	125,787	4,728
Reynolds Consumer Products Inc.	208,495	4,689
Weis Markets Inc.	62,985	4,561
Edgewell Personal Care Co.	177,928	4,489
		7,302,492
Energy (8.7%)
Exxon Mobil Corp.	16,653,460	1,859,192
Chevron Corp.	7,381,322	1,119,304
ConocoPhillips	4,863,034	463,642
Williams Cos. Inc.	4,680,525	280,597
EOG Resources Inc.	2,122,567	254,750
Kinder Morgan Inc.	7,473,412	209,704
Marathon Petroleum Corp.	1,197,690	203,835
ONEOK Inc.	2,401,733	197,206
Schlumberger NV	5,764,538	194,841
Phillips 66	1,566,771	193,622
Baker Hughes Co.	3,811,465	171,707
Valero Energy Corp.	1,199,694	164,730
Targa Resources Corp.	825,395	137,354
EQT Corp.	2,291,172	123,150
Occidental Petroleum Corp.	2,588,721	113,748
Diamondback Energy Inc.	732,979	108,965
Expand Energy Corp.	844,502	88,487
Devon Energy Corp.	2,390,428	79,410
Halliburton Co.	3,293,968	73,785
Coterra Energy Inc.	2,899,492	70,719
Ovintiv Inc.	998,228	41,107
DT Midstream Inc.	389,909	40,055
Permian Resources Corp.	2,447,560	34,657
Range Resources Corp.	907,452	33,322
HF Sinclair Corp.	613,654	26,964
APA Corp.	1,361,967	26,272
Chord Energy Corp.	226,847	25,028
Antero Midstream Corp.	1,285,293	23,585
Matador Resources Co.	448,605	22,376
Viper Energy Inc. Class A	504,392	18,995
NOV Inc.	1,437,734	18,087

	Shares	Market Value ($000)
Magnolia Oil & Gas Corp. Class A	708,911	16,886
Golar LNG Ltd.	379,585	15,624
Weatherford International plc	272,936	15,435
Core Natural Resources Inc.	201,886	14,901
Archrock Inc.	628,234	14,676
Noble Corp. plc	480,413	12,880
Murphy Oil Corp.	513,784	12,747
SM Energy Co.	434,733	11,994
California Resources Corp.	248,617	11,978
Civitas Resources Inc.	354,167	10,753
Northern Oil & Gas Inc.	350,602	9,873
Patterson-UTI Energy Inc.	1,343,432	7,940
Peabody Energy Corp.	466,603	7,536
Liberty Energy Inc. Class A	602,794	7,438
PBF Energy Inc. Class A	318,632	7,201
Helmerich & Payne Inc.	368,826	5,979
World Kinect Corp.	208,981	5,699
Delek US Holdings Inc.	231,705	5,183
		6,613,919
Financials (21.6%)
JPMorgan Chase & Co.	10,673,379	3,161,882
Bank of America Corp.	26,358,070	1,245,946
Wells Fargo & Co.	12,523,920	1,009,804
Goldman Sachs Group Inc.	1,170,145	846,705
Citigroup Inc.	7,119,345	667,083
Blackrock Inc.	586,321	648,477
Morgan Stanley	4,426,092	630,541
Progressive Corp.	2,252,048	545,086
Blackstone Inc.	2,812,961	486,530
CME Group Inc.	1,382,076	384,604
Chubb Ltd.	1,430,206	380,492
PNC Financial Services Group Inc.	1,518,704	288,964
Bank of New York Mellon Corp.	2,750,892	279,078
US Bancorp	6,002,936	269,892
Apollo Global Management Inc.	1,584,450	230,252
Travelers Cos. Inc.	868,801	226,097
Truist Financial Corp.	5,033,840	220,029
Allstate Corp.	1,014,170	206,130
Ameriprise Financial Inc.	367,180	190,269
Aflac Inc.	1,872,035	186,005
American International Group Inc.	2,242,933	174,119
MetLife Inc.	2,162,173	164,217
Prudential Financial Inc.	1,363,051	141,185
Hartford Insurance Group Inc.	1,090,790	135,683
Ares Management Corp. Class A	723,186	134,173
State Street Corp.	1,106,933	123,700
M&T Bank Corp.	624,964	117,931
Fifth Third Bancorp	2,560,231	106,429
Northern Trust Corp.	743,148	96,609
Huntington Bancshares Inc.	5,560,058	91,352
Regions Financial Corp.	3,453,617	87,480
Cincinnati Financial Corp.	591,860	87,305
T. Rowe Price Group Inc.	840,915	85,311
W R Berkley Corp.	1,166,659	80,278
Citizens Financial Group Inc.	1,672,399	79,807
Principal Financial Group Inc.	853,562	66,433
KeyCorp	3,634,470	65,130
Credicorp Ltd.	264,694	62,732
Carlyle Group Inc.	1,004,535	60,935
Equitable Holdings Inc.	1,175,432	60,358
Fidelity National Financial Inc.	999,121	56,380
Everest Group Ltd.	161,403	54,199
East West Bancorp Inc.	525,359	52,667
Reinsurance Group of America Inc.	253,428	48,772
Unum Group	664,731	47,734
Blue Owl Capital Inc. Class A	2,342,678	45,331
Stifel Financial Corp.	383,960	43,818
Evercore Inc. Class A	141,564	42,631
First Horizon Corp.	1,932,079	42,139

	Shares	Market Value ($000)
Ally Financial Inc.	1,060,208	40,129
Houlihan Lokey Inc. Class A	207,951	39,648
Webster Financial Corp.	643,194	37,080
Assurant Inc.	194,697	36,467
SouthState Corp.	385,674	36,319
Jefferies Financial Group Inc.	588,122	33,911
Comerica Inc.	501,645	33,896
Corebridge Financial Inc.	924,539	32,877
Western Alliance Bancorp	414,379	32,139
Old Republic International Corp.	878,786	31,786
American Financial Group Inc.	253,772	31,696
UMB Financial Corp.	276,708	30,435
Zions Bancorp NA	556,852	29,858
Popular Inc.	260,079	29,800
Invesco Ltd.	1,399,382	29,401
Cullen/Frost Bankers Inc.	228,170	29,071
Commerce Bancshares Inc.	473,996	29,009
TPG Inc. Class A	497,500	28,392
Franklin Resources Inc.	1,180,980	28,344
Axis Capital Holdings Ltd.	291,411	27,346
OneMain Holdings Inc.	457,852	26,459
Voya Financial Inc.	370,460	25,932
Old National Bancorp	1,220,025	25,755
SLM Corp.	803,485	25,551
Synovus Financial Corp.	533,124	25,185
XP Inc. Class A	1,557,581	25,139
Lincoln National Corp.	655,361	24,976
Jackson Financial Inc. Class A	272,466	23,857
Hanover Insurance Group Inc.	137,399	23,582
Prosperity Bancshares Inc.	352,275	23,469
Cadence Bank	668,152	23,285
MGIC Investment Corp.	896,384	23,216
First American Financial Corp.	377,713	22,682
Lazard Inc.	422,505	21,962
Essent Group Ltd.	377,774	21,152
Piper Sandler Cos.	66,473	20,960
FNB Corp.	1,365,353	20,917
Janus Henderson Group plc	482,067	20,874
RLI Corp.	314,499	20,754
Bank OZK	409,996	20,213
Home BancShares Inc.	715,891	20,159
FirstCash Holdings Inc.	150,862	20,108
Moelis & Co. Class A	282,638	19,824
Hancock Whitney Corp.	327,528	19,560
United Bankshares Inc.	540,564	19,201
Columbia Banking System Inc.	804,104	19,138
Glacier Bancorp Inc.	435,979	19,109
Selective Insurance Group Inc.	231,466	18,047
First Financial Bankshares Inc.	511,002	17,691
Radian Group Inc.	540,005	17,610
Atlantic Union Bankshares Corp.	542,655	17,202
Valley National Bancorp	1,847,821	17,129
Associated Banc-Corp	632,789	15,655
ServisFirst Bancshares Inc.	195,884	15,406
Assured Guaranty Ltd.	179,212	15,158
Kemper Corp.	235,322	14,493
StepStone Group Inc. Class A	238,863	14,179
International Bancshares Corp.	207,305	14,134
United Community Banks Inc.	458,982	13,999
CNO Financial Group Inc.	377,787	13,918
Virtu Financial Inc. Class A	309,706	13,670
Renasant Corp.	358,913	13,151
First Bancorp	616,332	12,838
Fulton Financial Corp.	690,887	12,401
Independent Bank Corp.	185,490	11,788
First Hawaiian Inc.	480,597	11,654
Victory Capital Holdings Inc. Class A	168,583	11,617
Eastern Bankshares Inc.	747,008	11,541
Cathay General Bancorp	254,364	11,502
Bread Financial Holdings Inc.	177,700	10,893

	Shares	Market Value ($000)
WesBanco Inc.	361,364	10,888
Artisan Partners Asset Management Inc. Class A	236,823	10,716
Community Financial System Inc.	201,116	10,599
BankUnited Inc.	286,569	10,451
Simmons First National Corp. Class A	539,022	10,333
BancFirst Corp.	79,249	9,868
First Interstate BancSystem Inc. Class A	336,089	9,676
CVB Financial Corp.	504,168	9,423
Walker & Dunlop Inc.	125,083	9,382
Towne Bank	267,491	9,370
Bank of Hawaii Corp.	148,781	9,207
Seacoast Banking Corp. of Florida	321,448	9,062
Park National Corp.	55,951	9,057
WaFd Inc.	307,714	8,956
Provident Financial Services Inc.	490,462	8,936
First Financial Bancorp	359,422	8,712
BOK Financial Corp.	85,271	8,658
First Merchants Corp.	221,980	8,462
Banner Corp.	130,649	8,110
NBT Bancorp Inc.	194,340	8,042
Trustmark Corp.	215,833	8,040
Pacific Premier Bancorp Inc.	365,540	7,921
Cohen & Steers Inc.	105,054	7,728
Bank of NT Butterfield & Son Ltd.	166,058	7,557
Stock Yards Bancorp Inc.	98,718	7,380
Mercury General Corp.	101,877	7,055
Horace Mann Educators Corp.	156,519	6,657
City Holding Co.	54,268	6,626
Northwest Bancshares Inc.	552,095	6,460
First Commonwealth Financial Corp.	384,930	6,355
WisdomTree Inc.	461,740	6,127
S&T Bancorp Inc.	144,971	5,312
Hilltop Holdings Inc.	177,193	5,245
Virtus Investment Partners Inc.	25,320	4,895
Westamerica Bancorp	97,671	4,678
Cannae Holdings Inc.	214,699	4,590
Berkshire Hills Bancorp Inc.	178,959	4,410
Hope Bancorp Inc.	436,484	4,360
1st Source Corp.	71,435	4,273
Safety Insurance Group Inc.	55,797	3,925
Employers Holdings Inc.	91,762	3,788
CNA Financial Corp.	79,625	3,530
Navient Corp.	264,393	3,421
F&G Annuities & Life Inc.	82,502	2,633
TFS Financial Corp.	200,020	2,622
Republic Bancorp Inc. Class A	32,329	2,226
		16,460,725
Health Care (11.5%)
Johnson & Johnson	9,248,426	1,523,586
AbbVie Inc.	6,808,437	1,286,931
UnitedHealth Group Inc.	3,497,268	872,778
Abbott Laboratories	6,654,712	839,758
Merck & Co. Inc.	9,683,522	756,477
Amgen Inc.	1,897,136	559,845
Gilead Sciences Inc.	4,786,274	537,451
Pfizer Inc.	21,833,907	508,512
Medtronic plc	4,928,568	444,754
Bristol-Myers Squibb Co.	7,832,401	339,221
Cigna Group	1,028,457	274,989
Elevance Health Inc.	868,705	245,913
Becton Dickinson & Co.	1,098,922	195,883
Cardinal Health Inc.	928,357	144,099
Quest Diagnostics Inc.	428,617	71,755
Royalty Pharma plc Class A	1,498,806	55,156
Baxter International Inc.	1,969,158	42,849
Viatris Inc.	4,554,996	39,810
Perrigo Co. plc	523,600	13,964
DENTSPLY SIRONA Inc.	768,596	10,998
Organon & Co.	996,785	9,669

	Shares	Market Value ($000)
Premier Inc. Class A	348,224	7,480
Select Medical Holdings Corp.	424,727	6,282
		8,788,160
Industrials (13.6%)
RTX Corp.	5,141,695	810,177
Caterpillar Inc.	1,779,480	779,448
Accenture plc Class A	2,405,795	642,588
Eaton Corp. plc	1,506,074	579,417
Honeywell International Inc.	2,473,983	550,090
Union Pacific Corp.	2,298,389	510,173
Automatic Data Processing Inc.	1,566,115	484,713
Lockheed Martin Corp.	802,608	337,882
Emerson Electric Co.	2,165,981	315,172
3M Co.	2,070,859	309,014
General Dynamics Corp.	971,182	302,630
Northrop Grumman Corp.	521,169	300,511
Illinois Tool Works Inc.	1,126,154	288,262
Johnson Controls International plc	2,537,149	266,401
United Parcel Service Inc. Class B	2,820,897	243,048
Norfolk Southern Corp.	867,920	241,282
L3Harris Technologies Inc.	717,751	197,252
PACCAR Inc.	1,980,691	195,613
Cummins Inc.	528,914	194,439
FedEx Corp.	836,667	186,987
Paychex Inc.	1,240,320	179,015
Ferguson Enterprises Inc.	744,355	166,237
Fidelity National Information Services Inc.	2,023,785	160,709
Rockwell Automation Inc.	434,861	152,945
Otis Worldwide Corp.	1,518,684	130,136
DuPont de Nemours Inc.	1,608,852	115,676
Synchrony Financial	1,462,634	101,902
PPG Industries Inc.	873,596	92,164
Hubbell Inc. Class B	205,595	89,944
Amcor plc	8,747,781	81,792
Packaging Corp. of America	339,336	65,746
Dow Inc.	2,720,163	63,353
Snap-on Inc.	196,957	63,261
Watsco Inc.	133,761	60,310
RPM International Inc.	488,438	57,347
Masco Corp.	810,403	55,213
FTAI Aviation Ltd.	391,247	53,839
CH Robinson Worldwide Inc.	451,178	52,030
Booz Allen Hamilton Holding Corp.	479,793	51,496
nVent Electric plc	626,663	49,143
Owens Corning	325,903	45,441
CNH Industrial NV	3,373,363	43,719
Huntington Ingalls Industries Inc.	149,916	41,806
Stanley Black & Decker Inc.	594,183	40,196
A O Smith Corp.	444,057	31,435
Oshkosh Corp.	245,569	31,072
Toro Co.	383,148	28,449
AGCO Corp.	238,451	28,130
Flowserve Corp.	500,212	28,032
Ryder System Inc.	154,907	27,528
Graphic Packaging Holding Co.	1,143,808	25,576
Air Lease Corp. Class A	400,377	22,181
GATX Corp.	136,464	20,837
Installed Building Products Inc.	88,915	17,987
Sensata Technologies Holding plc	556,883	17,130
Sonoco Products Co.	378,094	17,041
Sealed Air Corp.	561,890	16,446
Maximus Inc.	215,644	15,927
Brunswick Corp.	251,998	14,689
MSC Industrial Direct Co. Inc. Class A	169,290	14,664
Herc Holdings Inc.	124,072	14,493
Robert Half Inc.	380,073	14,028
Korn Ferry	196,820	13,949
ADT Inc.	1,567,143	13,086
Terex Corp.	248,510	12,639

		Shares	Market Value ($000)
	Boise Cascade Co.	145,374	12,184
	Patrick Industries Inc.	123,342	11,994
	McGrath RentCorp	93,702	11,693
	Otter Tail Corp.	146,812	11,331
	Crane NXT Co.	187,906	11,150
	ABM Industries Inc.	235,973	10,885
	Western Union Co.	1,263,372	10,170
	Insperity Inc.	136,923	8,158
	Scorpio Tankers Inc.	165,321	7,474
	Kennametal Inc.	296,333	7,337
	ManpowerGroup Inc.	177,419	7,318
[1]	ZIM Integrated Shipping Services Ltd.	457,490	7,251
	Trinity Industries Inc.	311,062	7,248
[1]	Star Bulk Carriers Corp.	387,957	7,084
	Werner Enterprises Inc.	225,960	6,264
	Greif Inc. Class A	95,008	6,026
	Tennant Co.	72,106	5,952
	Hillenbrand Inc.	267,336	5,536
	Greenbrier Cos. Inc.	116,692	5,309
	SFL Corp. Ltd. Class B	458,455	4,209
	Apogee Enterprises Inc.	80,857	3,395
	Deluxe Corp.	168,401	2,711
	Ardagh Metal Packaging SA	533,333	2,112
			10,346,629
Real Estate (0.0%)
	HA Sustainable Infrastructure Capital Inc.	465,938	12,100
	Newmark Group Inc. Class A	521,365	7,909
	Kennedy-Wilson Holdings Inc.	447,923	3,279
	eXp World Holdings Inc.	300,245	3,237
			26,525
Technology (12.3%)
	Broadcom Inc.	17,748,942	5,212,864
	International Business Machines Corp.	3,575,686	905,185
	Texas Instruments Inc.	3,492,836	632,413
	QUALCOMM Inc.	4,224,927	620,050
	Analog Devices Inc.	1,906,718	428,306
	TE Connectivity plc	1,178,513	242,479
	NXP Semiconductors NV	983,573	210,258
	Corning Inc.	3,000,745	189,767
	Dell Technologies Inc. Class C	1,222,015	162,149
	Microchip Technology Inc.	2,028,324	137,095
	Seagate Technology Holdings plc	805,318	126,443
	Hewlett Packard Enterprise Co.	5,039,699	104,271
	HP Inc.	3,625,142	89,904
	NetApp Inc.	780,613	81,285
	Gen Digital Inc.	2,111,508	62,268
	Skyworks Solutions Inc.	588,817	40,358
	Amdocs Ltd.	424,910	36,270
	Avnet Inc.	330,226	17,482
	Dun & Bradstreet Holdings Inc.	1,181,585	10,753
	Amkor Technology Inc.	437,195	9,863
	Clear Secure Inc. Class A	317,763	9,345
	Concentrix Corp.	173,885	9,037
	Vishay Intertechnology Inc.	458,355	7,513
	CSG Systems International Inc.	104,392	6,520
	Kulicke & Soffa Industries Inc.	198,991	6,519
	Benchmark Electronics Inc.	135,803	5,229
	Xerox Holdings Corp.	443,500	1,796
	Shutterstock Inc.	89,316	1,711
			9,367,133
Telecommunications (3.9%)
	Cisco Systems Inc.	15,296,252	1,041,369
	AT&T Inc.	26,958,866	738,943
	Verizon Communications Inc.	16,231,732	694,069
	Comcast Corp. Class A	14,228,832	472,824
	Telephone & Data Systems Inc.	373,552	14,583
	Iridium Communications Inc.	364,973	8,927

	Shares	Market Value ($000)
Cogent Communications Holdings Inc.	171,271	7,808
		2,978,523
Utilities (6.5%)
NextEra Energy Inc.	7,925,398	563,179
Southern Co.	4,234,616	400,086
Duke Energy Corp.	2,989,776	363,676
Waste Management Inc.	1,421,784	325,816
American Electric Power Co. Inc.	2,056,104	232,628
Sempra	2,508,907	204,928
Dominion Energy Inc.	3,280,200	191,728
Exelon Corp.	3,884,671	174,577
Public Service Enterprise Group Inc.	1,919,158	172,321
Xcel Energy Inc.	2,218,137	162,900
Entergy Corp.	1,656,117	149,763
Consolidated Edison Inc.	1,385,527	143,402
WEC Energy Group Inc.	1,227,525	133,898
NRG Energy Inc.	761,624	127,344
DTE Energy Co.	796,387	110,228
American Water Works Co. Inc.	749,018	105,042
Ameren Corp.	1,037,002	104,872
PPL Corp.	2,844,597	101,524
CenterPoint Energy Inc.	2,504,007	97,206
Atmos Energy Corp.	608,319	94,849
Eversource Energy	1,412,246	93,349
FirstEnergy Corp.	2,109,246	90,086
CMS Energy Corp.	1,143,190	84,367
NiSource Inc.	1,808,129	76,755
Edison International	1,465,008	76,356
Alliant Energy Corp.	986,954	64,162
Evergy Inc.	884,422	62,617
Pinnacle West Capital Corp.	457,337	41,444
Essential Utilities Inc.	1,059,946	39,006
AES Corp.	2,728,624	35,881
OGE Energy Corp.	771,750	35,053
National Fuel Gas Co.	344,652	29,912
UGI Corp.	826,383	29,899
IDACORP Inc.	207,206	25,969
TXNM Energy Inc.	352,326	20,009
Southwest Gas Holdings Inc.	246,376	19,252
New Jersey Resources Corp.	385,969	17,720
Portland General Electric Co.	421,044	17,313
ONE Gas Inc.	228,025	16,577
Spire Inc.	219,048	16,312
Black Hills Corp.	275,231	15,903
ALLETE Inc.	222,858	14,693
MDU Resources Group Inc.	779,886	13,453
Northwestern Energy Group Inc.	234,974	12,618
MGE Energy Inc.	139,755	11,871
Avista Corp.	304,362	11,353
American States Water Co.	145,188	10,684
Chesapeake Utilities Corp.	86,934	10,422
California Water Service Group	228,894	10,408
Clearway Energy Inc. Class C	314,392	10,259
Northwest Natural Holding Co.	152,408	6,084
H2O America	120,365	5,812
Clearway Energy Inc. Class A	131,435	4,046
		4,989,612
Total Common Stocks (Cost $56,142,036)		76,121,887

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $74,881)	4.367%	748,907	74,883
Total Investments (99.9%) (Cost $56,216,917)				76,196,770
Other Assets and Liabilities—Net (0.1%)				89,414
Net Assets (100%)				76,286,184
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,941.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $23,445 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	209	66,611	299
E-mini S&P Mid-Cap 400 Index	September 2025	124	39,247	(359)
				(60)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Amgen Inc.	8/29/25	BANA	47,466	(4.338)	2,530	—
Clorox Co.	8/29/25	BANA	12,367	(4.338)	521	—
					3,051	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $4,491 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	76,121,887	—	—	76,121,887
Temporary Cash Investments	74,883	—	—	74,883
Total	76,196,770	—	—	76,196,770

Derivative Financial Instruments
Assets
Futures Contracts[1]	299	—	—	299
Swap Contracts	—	3,051	—	3,051
Total	299	3,051	—	3,350
Liabilities
Futures Contracts[1]	(359)	—	—	(359)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.